Stockholders' Equity - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs	$ 503	$ 327	$ 850	$ 988	$ 1,189	$ 2,813	$ 5,020
Cost of revenue, excluding depreciation and amortization
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs	388	54	543	61	109	353	1,436
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs	37	28	98	31	60	658	1,442
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs	59	221	160	872	977	1,446	1,505
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs	$ 19	$ 24	$ 49	$ 24	$ 43	$ 356	$ 637